January 31, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund D (File No. 811-08205)
Initial Registration Statement on Form N-4

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), is an initial registration statement on Form N-4 for certain individual flexible premium variable deferred annuity contracts (the “Contracts”).  The Contracts will be issued through First Investors Life Variable Annuity Fund D, which is registered under the Investment Company Act of 1940, as amended.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of First Investors Life Insurance Company, the depositor for the Separate Account.  Financial statements, any exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions regarding this filing, please do not hesitate to call Diane E. Ambler at (202) 778-9886 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure
cc:	Joanne McIntosh
First Investors Life Insurance Company

Diane E. Ambler
K&L Gates LLP